Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events [Abstract]
Subsequent events
26.	Subsequent events

Restricted shares grant

In March 2018, 2,815,520 restricted shares had been granted to certain executive officers or employees of the Group under the 2010 share incentive plan.

Investments

In November 2017, the Group has prepaid USD 1.5 million (RMB 9.6 million) to Henan Zhaoteng Investment Co., Ltd. for acquisition 80% of its equity interests in Henan Tourism Information Co., Ltd. This acquisition was not closed as of April 25, 2018.

Class action lawsuits against the Company

In January 2018, two putative shareholder class action lawsuits were filed in the United States District Courts for the Southern District of New York against Xunlei and certain of its current and former officers and directors: Dookeran v. Xunlei Limited, et al. (filed on January 18, 2018, Case No: 18-cv-467 (S.D.N.Y.)), and Peng Li v. Xunlei Limited, et al. (filed on January 24, 2018, Case No. 18-cv-646 (S.D.N.Y.)). Purporting to sue on behalf of all investors who purchased or acquired Xunlei stock from October 10, 2017, to January 11, 2018, Plaintiffs allege that certain statements regarding OneCoin (now called “LinkToken”) in the Company’s press releases and on a quarterly investor call were false and misleading because, among other things, they failed to disclose that OneCoin was a disguised “initial coin offering” and “initial miner offering” and constituted “unlawful financial activity.” Plaintiffs seek to recover under Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934 and Rule 10b-5 thereunder. On April 12, 2018, the court consolidated the actions under the caption In re Xunlei Limited Securities Litigation, No. 18-cv-467 (RJS), and appointed lead plaintiffs and lead plaintiffs’ counsel. The proceedings are still at an early stage, and the consolidated amended complaint has not yet been filed.

Given the early stage of the proceedings, no provision in respect of these putative class action lawsuits is considered necessary apart from the legal fee to be accrued in 2018 according to ASC450-20-25, which requires an estimated loss from a loss contingency be accrued by a charge to income if both probable and reasonably estimable.

Sale of web game business

On December 28, 2017, Xunlei entered into a legally binding agreement to sell its web game business with Xunyi. The disposal was completed in January 2018 with a disposal gain recorded approximate USD 1,400,000 in 2018 (note 3).